Related Party Transactions (Details) $ in Millions		3 Months Ended		12 Months Ended
	Feb. 12, 2018	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 11, 2018 USD ($) item
Related Party Transaction [Line Items]
Tax savings payable to TRA Holders (as a percent)	85.00%
Management service agreement | Cactus LLC
Related Party Transaction [Line Items]
Number of LLC members | item				2			2
Annual management fee				$ 0.3	$ 0.3	$ 0.3	$ 0.3
Number of installments | item				4			4
Accounts payable to related party		$ 0.0		$ 0.0	0.0
Management service agreement | Maximum | Cactus LLC
Related Party Transaction [Line Items]
Expenses under related party agreements		0.1	$ 0.1
Short-term rental agreement | Cactus LLC
Related Party Transaction [Line Items]
Expenses under related party agreements				0.3	$ 0.2	$ 0.3
Short-term rental agreement | Maximum | Cactus LLC
Related Party Transaction [Line Items]
Expenses under related party agreements		0.1	$ 0.1
Accounts payable to related party		$ 0.1		$ 0.1